Postemployment benefit plans (Tables)	12 Months Ended
Dec. 31, 2013
Compensation and Retirement Disclosure [Abstract]
Change in benefit obligation and assumptions used to determine benefit obligation

	U.S. Pension Benefits			Non-U.S. Pension Benefits			Other Postretirement Benefits
(Millions of dollars)	2013	2012	2011	2013	2012	2011	2013	2012	2011
Change in benefit obligation:
Benefit obligation, beginning of year	$15,913	$14,782	$13,024	$4,737	$4,299	$3,867	$5,453	$5,381	$5,184
Service cost	196	185	158	120	108	115	108	92	84
Interest cost	581	609	651	166	182	182	195	221	253
Plan amendments	—	—	1	—	12	(24)	1	(38)	(121)
Actuarial losses (gains)	(1,450)	1,168	1,635	(41)	385	312	(658)	186	306
Foreign currency exchange rates	—	—	—	(81)	49	(32)	(19)	(11)	(19)
Participant contributions	—	—	—	10	9	9	57	48	44
Benefits paid - gross	(845)	(831)	(823)	(254)	(190)	(187)	(339)	(394)	(388)
Less: federal subsidy on benefits paid	—	—	—	—	—	—	8	16	14
Curtailments, settlements and termination benefits	(7)	—	(3)	(56)	(67)	(83)	—	(48)	(6)
Acquisitions, divestitures and other [1]	31	—	139	8	(50)	140	(22)	—	30
Benefit obligation, end of year	$14,419	$15,913	$14,782	$4,609	$4,737	$4,299	$4,784	$5,453	$5,381
Accumulated benefit obligation, end of year	$14,056	$15,132	$14,055	$4,247	$4,329	$3,744

Weighted-average assumptions used to determine benefit obligation:
Discount rate [2]	4.6%	3.7%	4.3%	4.1%	3.7%	4.3%	4.6%	3.7%	4.3%
Rate of compensation increase [2]	4.0%	4.5%	4.5%	4.2%	3.9%	3.9%	4.0%	4.4%	4.4%

[1]
In 2013, charge to recognize a previously unrecorded liability related to a subsidiary's pension plans and an adjustment to other postretirement benefits related to certain other benefits. See Note 26 regarding the divestiture of the third party logistics business in 2012 and Note 24 for the acquisition of Bucyrus International in 2011.

[2]	End of year rates are used to determine net periodic cost for the subsequent year. See Note 12E.

Effects of one-percentage point change in the assumed health care cost trend rates
A one-percentage-point change in assumed health care cost trend rates would have the following effects:

(Millions of dollars)	One-percentage- point increase	One-percentage- point decrease
Effect on 2013 service and interest cost components of other postretirement benefit cost	$26	$(22)
Effect on accumulated postretirement benefit obligation	$274	$(230)

Change in plan assets

	U.S. Pension Benefits			Non-U.S. Pension Benefits			Other Postretirement Benefits
(Millions of dollars)	2013	2012	2011	2013	2012	2011	2013	2012	2011
Change in plan assets:
Fair value of plan assets, beginning of year	$10,981	$9,997	$10,760	$3,426	$2,818	$2,880	$789	$814	$996
Actual return on plan assets	1,722	1,235	(270)	535	368	(83)	158	117	(45)
Foreign currency exchange rates	—	—	—	(41)	47	(1)	—	—	—
Company contributions	541	580	212	303	446	234	157	204	207
Participant contributions	—	—	—	10	9	9	57	48	44
Benefits paid	(845)	(831)	(823)	(254)	(190)	(187)	(339)	(394)	(388)
Settlements and termination benefits	(4)	—	—	(30)	(72)	(41)	—	—	—
Acquisitions / other [1]	—	—	118	—	—	7	—	—	—
Fair value of plan assets, end of year	$12,395	$10,981	$9,997	$3,949	$3,426	$2,818	$822	$789	$814

[1]	See Note 24 regarding Bucyrus International in 2011.

Fair value of pension and other postretirement benefit plan assets, by category

The fair value of the pension and other postretirement benefit plan assets by category is summarized below:

	December 31, 2013
(Millions of dollars)	Level 1	Level 2	Level 3	Total Assets, at Fair Value
U.S. Pension
Equity securities:
U.S. equities	$4,337	$—	$129	$4,466
Non-U.S. equities	3,058	—	—	3,058

Fixed income securities:
U.S. corporate bonds	—	2,123	34	2,157
Non-U.S. corporate bonds	—	327	20	347
U.S. government bonds	—	774	—	774
U.S. governmental agency mortgage-backed securities	—	905	—	905
Non-U.S. government bonds	—	52	—	52

Real estate	—	—	8	8

Cash, short-term instruments and other	22	606	—	628
Total U.S. pension assets	$7,417	$4,787	$191	$12,395

	December 31, 2012
(Millions of dollars)	Level 1	Level 2	Level 3	Total Assets, at Fair Value
U.S. Pension
Equity securities:
U.S. equities	$4,460	$3	$98	$4,561
Non-U.S. equities	2,691	2	—	2,693

Fixed income securities:
U.S. corporate bonds	—	1,490	23	1,513
Non-U.S. corporate bonds	—	231	10	241
U.S. government bonds	—	694	8	702
U.S. governmental agency mortgage-backed securities	—	794	1	795
Non-U.S. government bonds	—	33	3	36

Real estate	—	—	8	8

Cash, short-term instruments and other	13	419	—	432
Total U.S. pension assets	$7,164	$3,666	$151	$10,981

	December 31, 2011
(Millions of dollars)	Level 1	Level 2	Level 3	Total Assets, at Fair Value
U.S. Pension
Equity securities:
U.S. equities	$4,314	$—	$77	$4,391
Non-U.S. equities	2,366	—	—	2,366

Fixed income securities:
U.S. corporate bonds	—	1,178	35	1,213
Non-U.S. corporate bonds	—	143	6	149
U.S. government bonds	—	462	7	469
U.S. governmental agency mortgage-backed securities	—	891	3	894
Non-U.S. government bonds	—	31	—	31

Real estate	—	—	8	8

Cash, short-term instruments and other	48	428	—	476
Total U.S. pension assets	$6,728	$3,133	$136	$9,997

	December 31, 2013
(Millions of dollars)	Level 1	Level 2	Level 3	Total Assets, at Fair Value
Non-U.S. Pension
Equity securities:
U.S. equities	$607	$1	$—	$608
Non-U.S. equities	1,022	160	—	1,182
Global equities [1]	235	54	—	289

Fixed income securities:
U.S. corporate bonds	—	84	9	93
Non-U.S. corporate bonds	—	534	12	546
U.S. government bonds	—	3	—	3
Non-U.S. government bonds	—	418	—	418
Global fixed income [1]	—	397	—	397

Real estate	—	136	111	247

Cash, short-term instruments and other [2]	141	25	—	166
Total non-U.S. pension assets	$2,005	$1,812	$132	$3,949

	December 31, 2012
(Millions of dollars)	Level 1	Level 2	Level 3	Total Assets, at Fair Value
Non-U.S. Pension
Equity securities:
U.S. equities	$436	$2	$—	$438
Non-U.S. equities	1,038	118	—	1,156
Global equities [1]	244	27	—	271

Fixed income securities:
U.S. corporate bonds	—	37	3	40
Non-U.S. corporate bonds	—	494	2	496
U.S. government bonds	—	3	—	3
Non-U.S. government bonds	—	169	—	169
Global fixed income [1]	—	403	—	403

Real estate	—	114	104	218

Cash, short-term instruments and other [2]	185	47	—	232
Total non-U.S. pension assets	$1,903	$1,414	$109	$3,426

	December 31, 2011
(Millions of dollars)	Level 1	Level 2	Level 3	Total Assets, at Fair Value
Non-U.S. Pension
Equity securities:
U.S. equities	$356	$1	$—	$357
Non-U.S. equities	822	84	—	906
Global equities [1]	198	40	—	238

Fixed income securities:
U.S. corporate bonds	—	16	4	20
Non-U.S. corporate bonds	—	395	5	400
U.S. government bonds	—	3	—	3
Non-U.S. government bonds	—	200	—	200
Global fixed income [1]	—	363	—	363

Real estate	—	100	97	197

Cash, short-term instruments and other [2]	109	25	—	134
Total non-U.S. pension assets	$1,485	$1,227	$106	$2,818

[1]	Includes funds that invest in both U.S. and non-U.S. securities.

[2]	Includes funds that invest in multiple asset classes, hedge funds and other.

	December 31, 2013
(Millions of dollars)	Level 1	Level 2	Level 3	Total Assets, at Fair Value
Other Postretirement Benefits
Equity securities:
U.S. equities	$388	$—	$—	$388
Non-U.S. equities	189	—	—	189

Fixed income securities:
U.S. corporate bonds	—	101	—	101
Non-U.S. corporate bonds	—	17	—	17
U.S. government bonds	—	23	—	23
U.S. governmental agency mortgage-backed securities	—	49	—	49
Non-U.S. government bonds	—	2	—	2

Cash, short-term instruments and other	8	45	—	53
Total other postretirement benefit assets	$585	$237	$—	$822

	December 31, 2012
(Millions of dollars)	Level 1	Level 2	Level 3	Total Assets, at Fair Value
Other Postretirement Benefits
Equity securities:
U.S. equities	$387	$—	$—	$387
Non-U.S. equities	194	—	—	194

Fixed income securities:
U.S. corporate bonds	—	70	—	70
Non-U.S. corporate bonds	—	11	—	11
U.S. government bonds	—	27	—	27
U.S. governmental agency mortgage-backed securities	—	33	—	33
Non-U.S. government bonds	—	2	—	2

Cash, short-term instruments and other	18	47	—	65
Total other postretirement benefit assets	$599	$190	$—	$789

	December 31, 2011
(Millions of dollars)	Level 1	Level 2	Level 3	Total Assets, at Fair Value
Other Postretirement Benefits
Equity securities:
U.S. equities	$410	$—	$—	$410
Non-U.S. equities	191	—	—	191

Fixed income securities:
U.S. corporate bonds	—	67	—	67
Non-U.S. corporate bonds	—	8	—	8
U.S. government bonds	—	21	—	21
U.S. governmental agency mortgage-backed securities	—	47	—	47
Non-U.S. government bonds	—	1	—	1

Cash, short-term instruments and other	4	65	—	69
Total other postretirement benefit assets	$605	$209	$—	$814

Roll forward of assets measured at fair value using level 3 inputs
Below are roll-forwards of assets measured at fair value using Level 3 inputs for the years ended December 31, 2013, 2012 and 2011.  These instruments were valued using pricing models that, in management’s judgment, reflect the assumptions a market participant would use.

(Millions of dollars)	Equities	Fixed Income	Real Estate	Other
U.S. Pension
Balance at December 31, 2010	$50	$48	$10	$—
Unrealized gains (losses)	(4)	(2)	(2)	—
Realized gains (losses)	1	—	—	—
Purchases, issuances and settlements, net	30	17	—	—
Transfers in and/or out of Level 3	—	(12)	—	—
Balance at December 31, 2011	$77	$51	$8	$—
Unrealized gains (losses)	(4)	—	—	(1)
Realized gains (losses)	4	2	—	—
Purchases, issuances and settlements, net	21	(4)	—	1
Transfers in and/or out of Level 3	—	(4)	—	—
Balance at December 31, 2012	$98	$45	$8	$—
Unrealized gains (losses)	10	(1)	—	—
Realized gains (losses)	4	—	—	—
Purchases, issuances and settlements, net	17	12	—	—
Transfers in and/or out of Level 3	—	(2)	—	—
Balance at December 31, 2013	$129	$54	$8	$—

Non-U.S. Pension
Balance at December 31, 2010	$1	$8	$90	$35
Unrealized gains (losses)	—	1	7	—
Realized gains (losses)	—	—	—	3
Purchases, issuances and settlements, net	(1)	—	—	(38)
Transfers in and/or out of Level 3	—	—	—	—
Balance at December 31, 2011	$—	$9	$97	$—
Unrealized gains (losses)	—	—	8	—
Realized gains (losses)	—	—	—	—
Purchases, issuances and settlements, net	—	(1)	(1)	—
Transfers in and/or out of Level 3	—	(3)	—	—
Balance at December 31, 2012	$—	$5	$104	$—
Unrealized gains (losses)	—	—	7	—
Realized gains (losses)	—	—	—	—
Purchases, issuances and settlements, net	—	16	—	—
Transfers in and/or out of Level 3	—	—	—	—
Balance at December 31, 2013	$—	$21	$111	$—

Common stock of Caterpillar Inc. included in Equity Securities within plan assets
Equity securities within plan assets include Caterpillar Inc. common stock in the amounts of:

	U.S. Pension Benefits [1]			Non-U.S. Pension Benefits			Other Postretirement Benefits
(Millions of dollars)	2013	2012	2011	2013	2012	2011	2013	2012	2011
Caterpillar Inc. common stock	$495	$597	$653	$—	$1	$1	$—	$1	$1

[1]	Amounts represent 4 percent, 5 percent and 7 percent of total plan assets for 2013, 2012 and 2011, respectively.

Defined benefit plan funded status, components of net amount recognized in financial position and accumulated other comprehensive income
The funded status of the plans, reconciled to the amount reported on Statement 3, is as follows:

	U.S. Pension Benefits			Non-U.S. Pension Benefits			Other Postretirement Benefits
(Millions of dollars)	2013	2012	2011	2013	2012	2011	2013	2012	2011
End of Year
Fair value of plan assets	$12,395	$10,981	$9,997	$3,949	$3,426	$2,818	$822	$789	$814
Benefit obligations	14,419	15,913	14,782	4,609	4,737	4,299	4,784	5,453	5,381
Over (under) funded status recognized in financial position	$(2,024)	$(4,932)	$(4,785)	$(660)	$(1,311)	$(1,481)	$(3,962)	$(4,664)	$(4,567)

Components of net amount recognized in financial position:
Other assets (non-current asset)	$5	$—	$—	$123	$30	$3	$—	$—	$—
Accrued wages, salaries and employee benefits (current liability)	(26)	(23)	(21)	(29)	(27)	(26)	(169)	(169)	(171)
Liability for postemployment benefits (non-current liability)	(2,003)	(4,909)	(4,764)	(754)	(1,314)	(1,458)	(3,793)	(4,495)	(4,396)
Net liability recognized	$(2,024)	$(4,932)	$(4,785)	$(660)	$(1,311)	$(1,481)	$(3,962)	$(4,664)	$(4,567)

Amounts recognized in Accumulated other comprehensive income (pre-tax) consist of:
Net actuarial loss (gain)	$4,396	$7,286	$7,044	$1,373	$1,907	$1,712	$662	$1,528	$1,495
Prior service cost (credit)	19	36	63	13	22	15	(84)	(159)	(188)
Transition obligation (asset)	—	—	—	—	—	—	—	3	5
Total	$4,415	$7,322	$7,107	$1,386	$1,929	$1,727	$578	$1,372	$1,312

Estimated amounts that will be amortized from Accumulated other comprehensive income (loss) into net periodic benefit cost (pre-tax) in the next fiscal year
The estimated amounts that will be amortized from Accumulated other comprehensive income (loss) at December 31, 2013 into net periodic benefit cost (pre-tax) in 2014 are as follows:

(Millions of dollars)	U.S. Pension Benefits	Non-U.S. Pension Benefits	Other Postretirement Benefits
Net actuarial loss (gain)	$392	$86	$41
Prior service cost (credit)	17	1	(54)
Transition obligation (asset)	—	—	—
Total	$409	$87	$(13)

Schedule of pension plans with projected benefit obligation in excess of plan assets for all U.S and Non U.S Pension benefits
The following amounts relate to our pension plans with projected benefit obligations in excess of plan assets:

	U.S. Pension Benefits at Year-end			Non-U.S. Pension Benefits at Year-end
(Millions of dollars)	2013	2012	2011	2013	2012	2011
Projected benefit obligation	$14,352	$15,913	$14,782	$4,177	$4,310	$4,293
Accumulated benefit obligation	$13,989	$15,132	$14,055	$3,820	$3,903	$3,738
Fair value of plan assets	$12,323	$10,981	$9,997	$3,394	$2,969	$2,809

Schedule of pension plans with accumulated benefit obligation in excess of plan assets for all U.S and Non U.S Pension benefits
The following amounts relate to our pension plans with accumulated benefit obligations in excess of plan assets:

	U.S. Pension Benefits at Year-end			Non-U.S. Pension Benefits at Year-end
(Millions of dollars)	2013	2012	2011	2013	2012	2011
Projected benefit obligation	$14,352	$15,913	$14,782	$1,436	$4,107	$4,112
Accumulated benefit obligation	$13,989	$15,132	$14,055	$1,374	$3,752	$3,600
Fair value of plan assets	$12,323	$10,981	$9,997	$797	$2,806	$2,661

Information about the expected cash flow for the pension and other postretirement benefit plans
Information about the expected cash flow for the pension and other postretirement benefit plans is as follows:

(Millions of dollars)	U.S. Pension Benefits	Non-U.S. Pension Benefits	Other Postretirement Benefits
Employer contributions:
2014 (expected)	$240	$270	$210

Expected benefit payments:
2014	$890	$250	$340
2015	900	210	350
2016	910	220	350
2017	930	220	360
2018	940	220	360
2019-2023	4,810	1,200	1,850
Total	$9,380	$2,320	$3,610

Expected Medicare Part D subsidy receipts
Medicare Part D subsidy amounts expected to be received by the company which will offset other postretirement benefit payments are as follows:

(Millions of dollars)	2014	2015	2016	2017	2018	2019-2023	Total
Other postretirement benefits	$20	$20	$20	$20	$20	$115	$215

Components of net periodic benefit cost, other changes in plan assets and benefits obligations recognized in other comprehensive income and weighted-average assumptions used to determine net cost

	U.S. Pension Benefits			Non-U.S. Pension Benefits			Other Postretirement Benefits
(Millions of dollars)	2013	2012	2011	2013	2012	2011	2013	2012	2011
Components of net periodic benefit cost:
Service cost	$196	$185	$158	$120	$108	$115	$108	$92	$84
Interest cost	581	609	651	166	182	182	195	221	253
Expected return on plan assets [1]	(832)	(812)	(798)	(225)	(215)	(210)	(56)	(63)	(70)
Other adjustments [2]	31	—	—	—	—	—	(22)	—	—
Curtailments, settlements and termination benefits [3]	—	7	—	2	38	19	—	(40)	—
Amortization of:
Transition obligation (asset)	—	—	—	—	—	—	2	2	2
Prior service cost (credit) [4]	18	19	20	1	1	3	(73)	(68)	(55)
Net actuarial loss (gain) [5]	546	504	451	128	97	74	107	100	108
Total cost included in operating profit	$540	$512	$482	$192	$211	$183	$261	$244	$322

Other changes in plan assets and benefit obligations recognized in other comprehensive income (pre-tax):
Current year actuarial loss (gain)	$(2,344)	$745	$2,700	$(406)	$225	$526	$(759)	$133	$408
Amortization of actuarial (loss) gain	(546)	(504)	(451)	(128)	(97)	(72)	(107)	(100)	(108)
Current year prior service cost (credit)	—	(7)	—	(7)	10	(25)	2	(38)	(121)
Amortization of prior service (cost) credit	(18)	(19)	(20)	(1)	(1)	(3)	73	68	55
Amortization of transition (obligation) asset	—	—	—	—	—	—	(2)	(2)	(2)
Total recognized in other comprehensive income	(2,908)	215	2,229	(542)	137	426	(793)	61	232
Total recognized in net periodic cost and other comprehensive income	$(2,368)	$727	$2,711	$(350)	$348	$609	$(532)	$305	$554

Weighted-average assumptions used to determine net cost:
Discount rate	3.7%	4.3%	5.1%	3.7%	4.3%	4.6%	3.7%	4.3%	5.0%
Expected rate of return on plan assets [6]	7.8%	8.0%	8.5%	6.8%	7.1%	7.1%	7.8%	8.0%	8.5%
Rate of compensation increase	4.5%	4.5%	4.5%	3.9%	3.9%	4.1%	4.4%	4.4%	4.4%

[1]	Expected return on plan assets developed using calculated market-related value of plan assets which recognizes differences in expected and actual returns over a three-year period.

[2]	Charge to recognize a previously unrecorded liability related to a subsidiary's pension plans and an adjustment to other postretirement benefits related to certain other benefits.

[3]	Curtailments, settlements and termination benefits were recognized in Other operating (income) expenses in Statement 1.

[4]
Prior service cost (credit) for both pension and other postretirement benefits are generally amortized using the straight-line method over the average remaining service period of active employees expected to receive benefits from the plan. For pension plans in which all or almost all of the plan's participants are inactive and other postretirement benefit plans in which all or almost all of the plan's participants are fully eligible for benefits under the plan, prior service cost (credit) are amortized using the straight-line method over the remaining life expectancy of those participants.

[5]
Net actuarial loss (gain) for pension and other postretirement benefit plans are generally amortized using the straight-line method over the average remaining service period of active employees expected to receive benefits from the plan. For plans in which all or almost all of the plan’s participants are inactive, net actuarial loss (gain) are amortized using the straight-line method over the remaining life expectancy of the inactive participants.

[6]	The weighted-average rates for 2014 are 7.8 percent and 6.9 percent for U.S. and non-U.S. pension plans, respectively.

Company costs related to U.S. and non-U.S. defined contribution plans	Total company costs related to U.S. and non-U.S. defined contribution plans were as follows:

(Millions of dollars)	2013	2012	2011
U.S. plans	$308	$260	$219
Non-U.S. plans	64	60	54
	$372	$320	$273

Summary of long-term liability for postemployment benefit plans

	December 31,
(Millions of dollars)	2013	2012	2011
Pensions:
U.S. pensions	$2,003	$4,909	$4,764
Non-U.S. pensions	754	1,314	1,458
Total pensions	2,757	6,223	6,222
Postretirement benefits other than pensions	3,793	4,495	4,396
Other postemployment benefits	99	81	73
Defined contribution	324	286	265
	$6,973	$11,085	$10,956